Long-Term Prepaid Expenses (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Long-Term Prepaid Expenses [Line Items]
Lease Term		45 years
Amortization of long-term prepaid expenses	$ 29,573	$ 171,419	$ 180,192
land use rights [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee		1,400,000
Public Infrastructures [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee		$ 8,200,000